Other non-current liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities, Noncurrent [Abstract]
Other non-current liabilities
Note 15: - Other non-current liabilities

Other non-current liabilities consisted of the following as of:

	December 31,
	2024	2023
Deferred tax liabilities (refer to note 18)	$3,822	$1,805
Uncertain tax positions (refer to note 18)	5,531	-
Earn-out	9,143	-
Other	1,132	813
Total	$19,628	$2,618